Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations

Analysis by reportable segment of revenues and operating results of continuing operations are as follows:

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Year ended December 31, 2020
Revenues
From external customers	$126,064	$70,229	$6,094	$5,222	$207,609
Intersegment revenues	2,616	1,351	950	261	5,178
Segment revenues	$128,680	$71,580	$7,044	$5,483	212,787
Intersegment elimination					(5,178)
Consolidated revenues					$207,609
Segment income before income tax	$25,928	$12,263	$908	$3,727	$42,826

Year ended December 31, 2021
Revenues
From external customers	$129,912	$69,258	$6,122	$5,186	$210,478
Intersegment revenues	2,857	1,693	961	340	5,851
Segment revenues	$132,769	$70,951	$7,083	$5,526	216,329
Intersegment elimination					(5,851)
Consolidated revenues					$210,478
Segment income before income tax	$27,528	$15,094	$1,246	$2,199	$46,067

Year ended December 31, 2022
Revenues
From external customers	$132,063	$72,152	$7,189	$5,335	$216,739
Intersegment revenues	2,166	952	864	348	4,330
Segment revenues	$134,229	$73,104	$8,053	$5,683	221,069
Intersegment elimination					(4,330)
Consolidated revenues					$216,739
Segment income before income tax	$28,505	$15,607	$1,694	$1,398	$47,204

Other Segment Information

Other information reviewed by the chief operating decision maker or regularly provided to the chief operating decision maker was as follows:

For the year ended December 31, 2020

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(117)	$22	$199	$140	$244
Interest income	$8	$19	$22	$67	$116
Interest expenses	$125	$61	$5	$15	$206
Depreciation and amortization	$26,618	$8,960	$894	$666	$37,138
Gain (loss) on disposal of property, plant and equipment	$(15)	$(8)	$(1)	$1,452	$1,428
Gain on disposal of investment properties	$—	$—	$—	$151	$151
Reversal of impairment loss on investment properties	$—	$—	$—	$27	$27
Impairment loss on intangible assets	$9	$—	$—	$—	$9

For the year ended December 31, 2021

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(48)	$11	$272	$186	$421
Interest income	$7	$16	$5	$67	$95
Interest expenses	$131	$66	$7	$14	$218
Depreciation and amortization	$27,953	$9,700	$865	$698	$39,216
Impairment loss on right-of-use assets	$5	$382	$33	$—	$420
Reversal of impairment loss on investment properties	$—	$—	$—	$83	$83
Impairment loss on intangible assets	$29	$—	$—	$—	$29

For the year ended December 31, 2022

	Consumer Business	Enterprise Business	International Business	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Share of profits of associates and joint ventures accounted for using equity method	$(43)	$23	$315	$147	$442
Interest income	$11	$28	$8	$202	$249
Interest expenses	$151	$83	$7	$22	$263
Depreciation and amortization	$28,703	$9,714	$1,114	$739	$40,270
Reversal of impairment loss on investment properties	$—	$—	$—	$107	$107
Impairment loss on intangible assets	$9	$—	$—	$—	$9

Main Products and Service Revenues

The following is an analysis of the Company’s revenue from its major products and services.

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Consumer Business
Mobile services	$48,183	$49,043	$51,821
Fixed-line services	42,171	42,277	42,766
Sales	33,167	36,145	35,172
Others	2,543	2,447	2,304
	126,064	129,912	132,063
Enterprise Business
Fixed-line services	34,529	34,712	34,537
ICT business	24,073	22,299	24,248
Mobile services	8,190	8,446	8,942
Others	3,437	3,801	4,425
	70,229	69,258	72,152
International Business
Fixed-line services	4,692	5,008	5,063
ICT business	772	679	1,506
Others	630	435	620
	6,094	6,122	7,189
Others
Sales	4,313	4,335	4,553
Others	909	851	782
	5,222	5,186	5,335
	$207,609	$210,478	$216,739

Geographic Information	The geographic information for revenues was as follows:

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Taiwan, ROC	$200,881	$204,473	$209,727
Overseas	6,728	6,005	7,012
	$207,609	$210,478	$216,739